                                  UNITED STATES
                             SECURITIES AND EXCHANGE
                                   COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08600

                        Morgan Stanley Total Return Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

  522 Fifth Avenue, New York, New York                                   10036
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

                               Amy Doberman, Esq.
                                Managing Director
                     Morgan Stanley Investment Advisors Inc.
                                522 Fifth Avenue
                            New York, New York 10036
                     ---------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397

Date of fiscal year end: 7/31

Date of reporting period: 7/1/06 - 6/30/07

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08600
Reporting Period: 07/01/2006 - 06/30/2007
Morgan Stanley Total Return Trust

====================== MORGAN STANLEY TOTAL RETURN TRUST =======================

ARCHER-DANIELS-MIDLAND COMPANY

Ticker:       ADM            Security ID:  039483102
Meeting Date: NOV 2, 2006    Meeting Type: Annual
Record Date:  SEP 15, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director G.A. Andreas               For       For        Management
1.2   Elect Director A.L. Boeckmann             For       For        Management
1.3   Elect Director M.H. Carter                For       Withhold   Management
1.4   Elect Director R.S. Joslin                For       For        Management
1.5   Elect Director A. Maciel                  For       For        Management
1.6   Elect Director P.J. Moore                 For       For        Management
1.7   Elect Director M.B. Mulroney              For       For        Management
1.8   Elect Director T.F. O'Neill               For       Withhold   Management
1.9   Elect Director O.G. Webb                  For       Withhold   Management
1.10  Elect Director K.R. Westbrook             For       For        Management
1.11  Elect Director P.A. Woertz                For       For        Management
2     Report on Genetically Modified Organisms  Against   Against    Shareholder
      (GMO)
3     Adopt ILO Standards                       Against   Against    Shareholder

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CISCO SYSTEMS, INC.

Ticker:       CSCO           Security ID:  17275R102
Meeting Date: NOV 15, 2006   Meeting Type: Annual
Record Date:  SEP 18, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Carol A. Bartz             For       For        Management
1.2   Elect Director M. Michele Burns           For       For        Management
1.3   Elect Director Michael D. Capellas        For       For        Management
1.4   Elect Director Larry R. Carter            For       For        Management
1.5   Elect Director John T. Chambers           For       For        Management
1.6   Elect Director Dr. John L. Hennessy       For       For        Management
1.7   Elect Director Richard M. Kovacevich      For       For        Management
1.8   Elect Director Roderick C. McGeary        For       For        Management
1.9   Elect Director Steven M. West             For       For        Management
1.10  Elect Director Jerry Yang                 For       For        Management
2     Ratify Auditors                           For       For        Management
3     Performance-Based and/or Time-Based       Against   For        Shareholder
      Equity Awards
4     Report on Pay Disparity                   Against   Against    Shareholder
5     Report on Internet Fragmentation          Against   Against    Shareholder

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FREESCALE SEMICONDUCTOR, INC.

Ticker:       FSL            Security ID:  35687M107
Meeting Date: NOV 13, 2006   Meeting Type: Special
Record Date:  OCT 18, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management
2     Adjourn Meeting                           For       For        Management

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MICROSOFT CORP.

Ticker:       MSFT           Security ID:  594918104
Meeting Date: NOV 14, 2006   Meeting Type: Annual
Record Date:  SEP 8, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Director William H. Gates, III      For       For        Management
2     Elect Director Steven A. Ballmer          For       For        Management
3     Elect Director James I. Cash, Jr., Ph.D.  For       For        Management
4     Elect Director Dina Dublon                For       For        Management
5     Elect Director Raymond V. Gilmartin       For       For        Management
6     Elect Director David F. Marquardt         For       For        Management
7     Elect Director Charles H. Noski           For       For        Management
8     Elect Director Helmut Panke               For       For        Management
9     Elect Director Jon A. Shirley             For       For        Management
10    Ratify Auditors                           For       For        Management
11    Cease Product Sales that Can Be Used to   Against   Against    Shareholder
      Violate Human Rights
12    Amend EEO Statement to Not Reference      Against   Against    Shareholder
      Sexual Orientation
13    Establish Shareholder Advisory Committee  Against   Against    Shareholder

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ORACLE CORP.

Ticker:       ORCL           Security ID:  68389X105
Meeting Date: OCT 9, 2006    Meeting Type: Annual
Record Date:  AUG 14, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Jeffrey O. Henley          For       For        Management
1.2   Elect Director Lawrence J. Ellison        For       For        Management
1.3   Elect Director Donald L. Lucas            For       For        Management
1.4   Elect Director Michael J. Boskin          For       For        Management
1.5   Elect Director Jack F. Kemp               For       Withhold   Management
1.6   Elect Director Jeffrey S. Berg            For       For        Management
1.7   Elect Director Safra A. Catz              For       For        Management
1.8   Elect Director Hector Garcia-Molina       For       For        Management
1.9   Elect Director H. Raymond Bingham         For       For        Management
1.10  Elect Director Charles E Phillips, Jr.    For       For        Management
1.11  Elect Director Naomi O. Seligman          For       For        Management
2     Approve Executive Incentive Bonus Plan    For       For        Management
3     Ratify Auditors                           For       For        Management
4     Amend Non-Employee Director Omnibus Stock For       For        Management
      Plan
========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Morgan Stanley Total Return Trust
              ---------------------------------

By (Signature and Title):

                                      /s/ Ronald E. Robison
                 ---------------------------------------------------------------
                 President and Principal Executive Officer - Office of the Funds

Date August 28, 2007

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